Loans Receivable (Details Narrative) - USD ($) $ in Millions							1 Months Ended	12 Months Ended
	Dec. 13, 2022	Dec. 02, 2022	Jun. 28, 2022	Feb. 23, 2022	Jan. 03, 2022	Sep. 30, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 14, 2021
Defined Benefit Plan Disclosure [Line Items]
Principal loan amount								$ 0.0	$ 3.5
Interest income on loans receivables								$ 1.8	$ 0.4
Visco Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal loan amount				$ 5.0
Interest rate				6.00%
Increase/decrease in accrued interest receivable, net		$ 0.2
Maturity date				Feb. 18, 2023
CMC Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal loan amount						$ 3.5
Interest rate						12.00%
Increase/decrease in accrued interest receivable, net			$ 0.3
Maturity date						Jun. 27, 2022
Belpointe REIT [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal loan amount										$ 24.8
Interest rate										5.00%
Increase/decrease in accrued interest receivable, net							$ 0.3
Maturity date								Sep. 14, 2021
Norpointe Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate			5.00%		5.00%
Increase/decrease in accrued interest receivable, net	$ 0.1
Maturity date					Dec. 31, 2022
Principal loan amount					$ 30.0
Restructured Norpointe Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate					5.00%
Increase/decrease in accrued interest receivable, net	$ 0.1
Maturity date					Jun. 28, 2023